UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           IndexIQ Advisors LLC
Address:        800 Westchester Avenue, Suite N-611
                Rye Brook, NY 10573

Form 13F File Number:  28-13712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Adam S. Patti
Title:         Chief Executive Officer
Phone:         914.697.4945

Signature, Place, and Date of Signing:

 /s/ Adam S. Patti            Rye Brook, New York               5/5/2011
 -----------------            -------------------               --------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          121

Form 13F Information Table Value Total:          $409,026
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number           Name


     01      28-13711                     Financial Development LLC

     02      28-13710                     Financial Development Holdco LLC

                Column 1            Column 2     Column 3   Column 4       Column 5      Column 6  Column 7           Column 8
                              TITLE OF           CUSIP        VALUE   SHARES    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS                         (x$1000)  PRN  AMT  PRN CALL DSCRETN   MANAGERS   SOLE     SHARED  NONE
----------------------------  -----------------  ---------  --------  --------  -------- -------- ---------  --------- ------  ----
AGFEED INDUSTRIES INC         COM                00846L101      34     17,975      SH    DEFINED    01,02     17,975
AIRTRAN HLDGS INC             COM                00949P108     933    125,203      SH    DEFINED    01,02    125,203
ALBERTO CULVER CO NEW         COM                013078100   1,080     28,977      SH    DEFINED    01,02     28,977
ALPHA NATURAL RESOURCES INC   COM                02076X102     884     14,885      SH    DEFINED    01,02     14,885
AMERICAN WTR WKS CO INC NEW   COM                030420103     313     11,152      SH    DEFINED    01,02     11,152
ANADARKO PETE CORP            COM                032511107      96      1,173      SH    DEFINED    01,02      1,173
ANDERSONS INC                 COM                034164103     439      9,004      SH    DEFINED    01,02      9,004
APACHE CORP                   COM                037411105     103        790      SH    DEFINED    01,02        790
AQUA AMERICA INC              COM                03836W103     200      8,730      SH    DEFINED    01,02      8,730
ARCH COAL INC                 COM                039380100     721     20,006      SH    DEFINED    01,02     20,006
ARCHER DANIELS MIDLAND CO     COM                039483102     123      3,424      SH    DEFINED    01,02      3,424
ATHEROS COMMUNICATIONS INC    COM                04743P108     327      7,318      SH    DEFINED    01,02      7,318
BARCLAYS BK PLC               DJUBS CMDT ETN36   06738C778   1,633     31,800      SH    DEFINED    01,02     31,800
BARCLAYS BK PLC               IPATH S&P MT ETN   06740C519     161      2,928      SH    DEFINED    01,02      2,928
BECKMAN COULTER INC           COM                075811109   1,119     13,476      SH    DEFINED    01,02     13,476
BUCYRUS INTL INC NEW          COM                118759109   2,165     23,673      SH    DEFINED    01,02     23,673
BUNGE LIMITED                 COM                G16962105      59        820      SH    DEFINED    01,02        820
CHEVRON CORP NEW              COM                166764100     507      4,718      SH    DEFINED    01,02      4,718
CHINA GREEN AGRICULTURE INC   COM                16943W105      57      8,320      SH    DEFINED    01,02      8,320
CLINICAL DATA INC NEW         COM                18725U109     280      9,249      SH    DEFINED    01,02      9,249
COEUR D ALENE MINES CORP IDA  COM NEW            192108504     175      5,027      SH    DEFINED    01,02      5,027
CONAGRA FOODS INC             COM                205887102      56      2,365      SH    DEFINED    01,02      2,365
CONOCOPHILLIPS                COM                20825C104     279      3,492      SH    DEFINED    01,02      3,492
CONSOL ENERGY INC             COM                20854P109   1,451     27,061      SH    DEFINED    01,02     27,061
CORN PRODS INTL INC           COM                219023108      21        402      SH    DEFINED    01,02        402
COSAN LTD                     SHS A              G25343107   1,001     77,631      SH    DEFINED    01,02     77,631
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN       23130A102     604      5,089      SH    DEFINED    01,02      5,089
DEVON ENERGY CORP NEW         COM                25179M103      96      1,049      SH    DEFINED    01,02      1,049
DIONEX CORP                   COM                254546104      74        624      SH    DEFINED    01,02        624
DOMTAR CORP                   COM NEW            257559203     751      8,183      SH    DEFINED    01,02      8,183
EMERGENCY MEDICAL SVCS CORP   CL A               29100P102     679     10,674      SH    DEFINED    01,02     10,674
EOG RES INC                   COM                26875P101      71        595      SH    DEFINED    01,02        595
EXCO RESOURCES INC            COM                269279402     140      6,780      SH    DEFINED    01,02      6,780
EXXON MOBIL CORP              COM                30231G102   1,015     12,066      SH    DEFINED    01,02     12,066
FAMILY DLR STORES INC         COM                307000109   1,161     22,621      SH    DEFINED    01,02     22,621
FLOWSERVE CORP                COM                34354P105     458      3,557      SH    DEFINED    01,02      3,557
FREEPORT-MCMORAN COPPER & GO  COM                35671D857   1,042     18,766      SH    DEFINED    01,02     18,766
GENERAL MLS INC               COM                370334104     129      3,542      SH    DEFINED    01,02      3,542
GREEN MTN COFFEE ROASTERS IN  COM                393122106      45        698      SH    DEFINED    01,02        698
HALLIBURTON CO                COM                406216101     106      2,125      SH    DEFINED    01,02      2,125
HECLA MNG CO                  COM                422704106     130     14,303      SH    DEFINED    01,02     14,303
HERSHEY CO                    COM                427866108      48        887      SH    DEFINED    01,02        887
HESS CORP                     COM                42809H107      65        767      SH    DEFINED    01,02        767
HORMEL FOODS CORP             COM                440452100     409     14,709      SH    DEFINED    01,02     14,709
HYPERCOM CORP                 COM                44913M105     171     14,210      SH    DEFINED    01,02     14,210
IDEX CORP                     COM                45167R104     226      5,169      SH    DEFINED    01,02      5,169
ISHARES SILVER TRUST          ISHARES            46428Q109     159      4,326      SH    DEFINED    01,02      4,326
ISHARES TR                    BARCLYS TIPS BD    464287176     587      5,378      SH    DEFINED    01,02      5,378
ISHARES TR                    BARCLY USAGG B     464287226  59,310    564,155      SH    DEFINED    01,02    564,155
ISHARES TR                    MSCI EMERG MKT     464287234  27,289    560,467      SH    DEFINED    01,02    560,467
ISHARES TR                    IBOXX INV CPBD     464287242   9,651     89,200      SH    DEFINED    01,02     89,200
ISHARES TR                    BARCLYS 1-3 YR     464287457  23,119    276,047      SH    DEFINED    01,02    276,047
ISHARES TR                    MSCI EAFE INDEX    464287465  20,132    335,034      SH    DEFINED    01,02    335,034
ISHARES TR                    RUSSELL 2000       464287655  11,895    141,320      SH    DEFINED    01,02    141,320
ISHARES TR                    JPMORGAN USD       464288281   5,026     47,137      SH    DEFINED    01,02     47,137
ISHARES TR                    HIGH YLD CORP      464288513  22,669    246,504      SH    DEFINED    01,02    246,504
ISHARES TR                    BARCLYS CR BD      464288620     584      5,592      SH    DEFINED    01,02      5,592
ISHARES TR                    BARCLYS SH TREA    464288679  21,638    196,298      SH    DEFINED    01,02    196,298
ITT CORP NEW                  COM                450911102     703     11,704      SH    DEFINED    01,02     11,704
JOY GLOBAL INC                COM                481165108   1,252     12,673      SH    DEFINED    01,02     12,673
KELLOGG CO                    COM                487836108     109      2,026      SH    DEFINED    01,02      2,026
KRAFT FOODS INC               CL A               50075N104     290      9,250      SH    DEFINED    01,02      9,250
L-1 IDENTITY SOLUTIONS INC    COM                50212A106     167     14,190      SH    DEFINED    01,02     14,190
LADISH INC                    COM NEW            505754200     226      4,130      SH    DEFINED    01,02      4,130
LINDSAY CORP                  COM                535555106     481      6,088      SH    DEFINED    01,02      6,088
LTX-CREDENCE CORP             COM NEW            502403207      70      7,717      SH    DEFINED    01,02      7,717
MARATHON OIL CORP             COM                565849106      89      1,661      SH    DEFINED    01,02      1,661
MARSHALL & ILSLEY CORP NEW    COM                571837103     594     74,293      SH    DEFINED    01,02     74,293
MASSEY ENERGY COMPANY         COM                576206106   1,558     22,798      SH    DEFINED    01,02     22,798
MCCORMICK & CO INC            COM NON VTG        579780206      30        635      SH    DEFINED    01,02        635
MEADWESTVACO CORP             COM                583334107   1,011     33,326      SH    DEFINED    01,02     33,326
MENTOR GRAPHICS CORP          COM                587200106     371     25,325      SH    DEFINED    01,02     25,325
NATIONAL OILWELL VARCO INC    COM                637071101      78        982      SH    DEFINED    01,02        982
NEWMONT MINING CORP           COM                651639106   1,558     28,548      SH    DEFINED    01,02     28,548
NICOR INC                     COM                654086107      93      1,732      SH    DEFINED    01,02      1,732
NOVELL INC                    COM                670006105     383     64,599      SH    DEFINED    01,02     64,599
NSTAR                         COM                67019E107     174      3,764      SH    DEFINED    01,02      3,764
NYSE EURONEXT                 COM                629491101     962     27,351      SH    DEFINED    01,02     27,351
OCCIDENTAL PETE CORP DEL      COM                674599105     199      1,907      SH    DEFINED    01,02      1,907
PEABODY ENERGY CORP           COM                704549104   2,381     33,081      SH    DEFINED    01,02     33,081
PENTAIR INC                   COM                709631105     238      6,301      SH    DEFINED    01,02      6,301
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT       73935S105  11,276    369,580      SH    DEFINED    01,02    369,580
POWERSHARES DB G10 CURCY HAR  COM UT BEN INT     73935Y102  15,651    642,470      SH    DEFINED    01,02    642,470
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT     73936T573   1,931     73,075      SH    DEFINED    01,02     73,075
POWERSHS DB MULTI SECT COMM   DB GOLD FUND       73936B606     754     14,933      SH    DEFINED    01,02     14,933
PRE PAID LEGAL SVCS INC       COM                740065107      69      1,050      SH    DEFINED    01,02      1,050
PRIDE INTL INC DEL            COM                74153Q102   1,485     34,566      SH    DEFINED    01,02     34,566
PROGRESS ENERGY INC           COM                743263105     217      4,694      SH    DEFINED    01,02      4,694
PROSHARES TR                  REAL EST NEW       74347X583     403     26,060      SH    DEFINED    01,02     26,060
PROSHARES TR II               ULTRASHRT EURO     74347W882     267     14,979      SH    DEFINED    01,02     14,979
RALCORP HLDGS INC NEW         COM                751028101      20        291      SH    DEFINED    01,02        291
REHABCARE GROUP INC           COM                759148109     125      3,391      SH    DEFINED    01,02      3,391
SARA LEE CORP                 COM                803111103      62      3,528      SH    DEFINED    01,02      3,528
SCHLUMBERGER LTD              COM                806857108     252      2,697      SH    DEFINED    01,02      2,697
SEABOARD CORP                 COM                811543107     157         65      SH    DEFINED    01,02         65
SMITHFIELD FOODS INC          COM                832248108   2,161     89,820      SH    DEFINED    01,02     89,820
SMUCKER J M CO                COM NEW            832696405      45        637      SH    DEFINED    01,02        637
SMURFIT-STONE CONTAINER CORP  COM                83272A104     681     17,611      SH    DEFINED    01,02     17,611
SPDR INDEX SHS FDS            DJ INTL RL ETF     78463X863     124      3,165      SH    DEFINED    01,02      3,165
SPDR S&P 500 ETF TR           TR UNIT            78462F103     436      3,286      SH    DEFINED    01,02      3,286
SPDR SERIES TRUST             BRCLYS CAP CONV    78464A359     904     21,441      SH    DEFINED    01,02     21,441
SPDR SERIES TRUST             BRCLYS YLD ETF     78464A417  19,958    492,906      SH    DEFINED    01,02    492,906
SPDR SERIES TRUST             BRCLYS INTL ETF    78464A516   3,097     51,761      SH    DEFINED    01,02     51,761
SPDR SERIES TRUST             BRCLYS AGG ETF     78464A649   1,196     21,574      SH    DEFINED    01,02     21,574
SPDR SERIES TRUST             BRCLYS 1-3MT ETF   78464A680   5,337    116,398      SH    DEFINED    01,02    116,398
STERLING BANCSHARES INC       COM                858907108      64      7,469      SH    DEFINED    01,02      7,469
TALECRIS BIOTHERAPEUTICS HLD  COM                874227101     226      8,434      SH    DEFINED    01,02      8,434
TENET HEALTHCARE CORP         COM                88033G100     195     26,240      SH    DEFINED    01,02     26,240
TORO CO                       COM                891092108     999     15,093      SH    DEFINED    01,02     15,093
TRACTOR SUPPLY CO             COM                892356106   2,119     35,392      SH    DEFINED    01,02     35,392
TRANSOCEAN LTD                REG SHS            H8817H100      63        808      SH    DEFINED    01,02        808
TYSON FOODS INC               CL A               902494103     324     16,866      SH    DEFINED    01,02     16,866
VANGUARD BD INDEX FD INC      SHORT TRM BOND     921937827  17,202    214,600      SH    DEFINED    01,02    214,600
VANGUARD BD INDEX FD INC      TOTAL BND MRKT     921937835  48,802    609,870      SH    DEFINED    01,02    609,870
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF   922042858  31,892    651,921      SH    DEFINED    01,02    651,921
VANGUARD TAX-MANAGED FD       MSCI EAFE ETF      921943858   3,104     83,199      SH    DEFINED    01,02     83,199
VERIGY LTD                    SHS                Y93691106     165     11,742      SH    DEFINED    01,02     11,742
WHITNEY HLDG CORP             COM                966612103     122      8,962      SH    DEFINED    01,02      8,962
YONGYE INTL INC               COM                98607B106     110     17,993      SH    DEFINED    01,02     17,993
ZHONGPIN INC                  COM                98952K107     198     13,020      SH    DEFINED    01,02     13,020
ZORAN CORP                    COM                98975F101     120     11,552      SH    DEFINED    01,02     11,552

                                             121            409,026